Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Intangible Assets and In-Process Revenue Contracts

Goodwill, Intangible Assets and In-Process Revenue Contracts
Goodwill
The carrying amount of goodwill for the years ended December 31, 2016 and 2015, for the Company’s reportable segments are as follows:

	Teekay Offshore - Offshore Logistics Segment $	Teekay LNG - Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2015 and 2014	132,940	35,631	—	168,571
Goodwill acquired	—	—	8,059	8,059
Balance as of December 31, 2016	132,940	35,631	8,059	176,630

In July 2015, Teekay Tankers acquired SPT. The estimates of fair value were finalized in the first quarter of 2016 and resulted in an increase in goodwill of $8.1 million from preliminary estimates (see Note 3c).
Intangible Assets
As at December 31, 2016, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	317,222	(245,705)	71,517
Customer relationships	22,500	(4,842)	17,658
Other intangible assets	1,000	(1,000)	—
	340,722	(251,547)	89,175

As at December 31, 2015, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	316,684	(234,894)	81,790
Customer relationships	30,879	(1,260)	29,619
Other intangible assets	1,000	(500)	500
	348,563	(236,654)	111,909

In July 2015, as part of Teekay Tankers’ acquisition of SPT (see Note 3c), Teekay Tankers ascribed a value of $30.9 million to the customer relationships assumed as part of the acquisition of the STS transfer business. The Company is amortizing the customer relationships over a period of 10 years. The estimates of fair value were finalized in the first quarter of 2016 and resulted in a decrease in intangible assets by $8.4 million from preliminary estimates. This change did not have a material impact to the Company’s consolidated statement of income for the year ended December 31, 2016. Amortization expense relating to this acquisition for the years ended December 31, 2016 and 2015 were $3.6 million and 1.3 million, respectively, which is included in depreciation and amortization.

Aggregate amortization expense of intangible assets for the year ended December 31, 2016, was $14.9 million (2015 - $13.6 million, 2014 - $13.2 million), which is included in depreciation and amortization. Amortization of intangible assets following 2016 is expected to be $13.2 million (2017), $12.0 million (2018), $11.2 million (2019), $10.9 million (2020), $10.7 million (2021) and $31.3 million (thereafter).
In-Process Revenue Contracts
As part of the Company’s acquisition of FPSO units from Sevan Marine ASA (or Sevan) and its previous acquisition of Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl), and Teekay LNG’s acquisition of BG’s ownership interests in four LNG carrier newbuildings, the Company assumed certain FPSO contracts and time-charter-out contracts with terms that were less favorable than the then prevailing market terms, and a service obligation for shipbuilding supervision and crew training services for the four LNG carrier newbuildings. At the time of the acquisitions, the Company recognized liabilities based on the estimated fair value of these contracts and service obligations. The Company is amortizing these liabilities over the estimated remaining terms of their associated contracts on a weighted basis, based on the projected revenue to be earned under the contracts.

Amortization of in-process revenue contracts for the year ended December 31, 2016 was $28.1 million (2015 - $30.1 million, 2014 - $40.9 million), which is included in revenues on the consolidated statements of income. Amortization of in-process revenue contracts following 2016 is expected to be $34.5 million (2017), $22.7 million (2018), $14.3 million (2019), $13.8 million (2020), $13.8 million (2021) and $23.6 million (thereafter).